Share-Based Compensation And Other Related Information - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) shares right	Dec. 31, 2021 USD ($) shares	Feb. 22, 2019 shares right
Disclosure of share-based payment arrangements [Abstract]
Share-based compensation | $	$ 3,936	$ 5,128
Granted (shares)	191,649
Granted (shares)		53,115
Number of common share option exercised (shares)	79,542	65,780
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued in lieu of directors fees (shares)	14,745	9,646
Directors' remuneration expense | $	$ 300
Number of shares authorised (shares)	400,000,000
Fair value estimate of the CVRs [Member] | Tahoe Resources, Inc [member]
Disclosure of detailed information about business combination [line items]
Number of CVRs issued | right			313,887,490
Number of shares issued (shares)	15,600,034		15,600,208
Number of CVRs outstanding | right	313,883,990